Unaudited Condensed Interim Consolidated Statements of Financial Position - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current
Cash	$ 2,523,719	$ 3,838,650	$ 82,816
Cash held in trust	5,816	3,216	11,059
Trade and other receivables	4,097	370,537	284,513
Prepayments	42,915	391,649	140,583
Inventory			1,286,894
Loans receivable	990,688	451,529
Total Current Assets	3,567,235	5,055,581	1,805,865
Non-Current
Property, plant and equipment	2,443,588	2,339,182	2,519,232
Intangible assets		15,827	3,799,682
Loans receivable		503,493	593,232
Right-of-use assets	204,206		121,982
Total Non-Current Assets	2,647,794	2,858,502	7,034,128
Total Assets	6,215,029	7,914,083	8,839,993
Current
Trade and other payables	2,204,803	2,982,499	6,014,572
Lease liability	136,087		135,337
Loans and borrowings	184,285	352,814	1,366,299
Holdback payable			400,000
Due to related parties	317,784	302,232	2,255,522
Total Current Liabilities	2,842,959	3,637,545	10,171,730
Non-Current
Loans and borrowings			2,497,155
Lease liability	70,869
Total Non-Current Liabilities	70,869		2,497,155
Total Liabilities	2,913,828	3,637,545	12,668,885
Shareholders’ Equity (Deficit)
Share capital	63,639,395	63,319,398	51,020,121
Other reserves	3,370	24,423	21,053
Accumulated deficit	(58,253,006)	(57,459,061)	(53,363,032)
Accumulated other comprehensive loss	(2,088,558)	(1,608,222)	(1,507,034)
Total Shareholders’ Equity	3,301,201	4,276,538	(3,828,892)
Total Liabilities and Shareholders’ Equity	$ 6,215,029	$ 7,914,083	$ 8,839,993